Statement of changes in equity (Statement) - EUR (€) € in Millions		Total	Issued capital [member]	Share premium [member]	Equity Instruments Issued Other Than Capital [Member]	Other equity interest [member]	Retained earnings [member]	Revaluation surplus [member]	Other reserves [member]	Treasury shares [member]	Equity attributable to owners of parent [member]	Interim dividends [Member]	Accumulated other comprehensive income [member]	Other comprehensive income non controlling interest [Member]	Rest of non controlling interest [Member]
Equity at beginning of period (Previously stated [member]) at Dec. 31, 2022	[1]	€ 50,615	€ 2,955	€ 20,856	€ 0	€ 63	€ 32,536	€ 0	€ 2,345	€ (29)	€ 6,420	€ (722)	€ (17,432)	€ (3,112)	€ 6,736
Equity at beginning of period (Opening balance after adjustment, cumulative effect at date of initial application [member]) at Dec. 31, 2022			2,955	20,856	0	63	32,711	0	2,345	(29)	6,358	(722)	(17,642)	(3,109)	6,732
Equity at beginning of period (Increase (decrease) due to changes in accounting policy [member]) at Dec. 31, 2022	[2]	(98)	0	0	0	0	175	0	0	0	(62)	0	(210)	4	(4)
Equity at beginning of period at Dec. 31, 2022		50,517
Changes in equity [abstract]
Comprehensive income		9,591	0	0	0	0	0	0	0	0	8,019	0	1,388	(213)	397
Changes in equity other than total income or expense recognized		(4,842)	(94)	(1,087)	0	(22)	3,526	0	(331)	(5)	(6,358)	(228)	0	1	(244)
Issue of equity		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Issue of preferred shares		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Issuance of other equity instruments		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Period or maturity of other issued equity instruments		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Increase (decrease) through conversion of convertible instruments, equity		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Reduction of issued capital		0	(94)	(1,087)	0	0	75	0	(316)	1,422	0	0	0	0	0
Dividends recognised as distributions to owners		(3,071)	0	0	0	0	(1,857)	0	0	0	0	(951)	0	0	(263)
Purchase of treasury shares		(2,166)	0	0	0	0	0	0	0	(2,166)	0	0	0	0	0
Sale or cancellation of treasury shares		741	0	0	0	0	0	0	1	739	0	0	0	0	0
Equity reclassified into financial liabilities		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Financial liabilities reclassified into equity		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Increase (decrease) through transactions with owners, equity		0	0	0	0	2	5,651	0	(17)	0	(6,358)	722	0	1	(1)
Increase (decrease) through acquisition of subsidiary, equity		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Adjustments for share-based payments		(41)	0	0	0	(41)	0	0	0	0	0	0	0	0	0
Increase (decrease) through other changes, equity		(305)	0	0	0	17	(344)	0	2	0	0	0	0	0	20
Equity at end of period (Previously stated [member]) at Dec. 31, 2023	[3]	55,265	2,861	19,769	0	40	36,237	0	2,015	(34)	8,019	(951)	(16,254)	(3,321)	6,885
Equity at end of period at Dec. 31, 2023		55,265	2,861	19,769	0	40	36,237	0	2,015	(34)	8,019	(951)	(16,254)	(3,321)	6,885
Changes in equity [abstract]
Comprehensive income		10,161	0	0	0	0	0	0	0	0	10,054	0	(1,001)	587	521
Changes in equity other than total income or expense recognized		(5,413)	(37)	(585)	0	(1)	4,457	0	(201)	(32)	(8,019)	(717)	35	4	(317)
Issue of equity		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Issue of preferred shares		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Issuance of other equity instruments		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Period or maturity of other issued equity instruments		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Increase (decrease) through conversion of convertible instruments, equity		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Reduction of issued capital		0	(37)	(585)	0	0	29	0	(189)	781	0	0	0	0	0
Dividends recognised as distributions to owners		(4,258)	0	0	0	0	(2,245)	0	0	0	0	(1,668)	0	0	(345)
Purchase of treasury shares		(1,528)	0	0	0	0	0	0	0	(1,528)	0	0	0	0	0
Sale or cancellation of treasury shares		725	0	0	0	0	0	0	10	716	0	0	0	0	0
Equity reclassified into financial liabilities		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Financial liabilities reclassified into equity		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Increase (decrease) through transactions with owners, equity		0	0	0	0	9	7,059	0	(38)	0	(8,019)	951	35	4	0
Increase (decrease) through acquisition of subsidiary, equity		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Adjustments for share-based payments		(26)	0	0	0	(26)	0	0	0	0	0	0	0	0	0
Increase (decrease) through other changes, equity		(326)	0	0	0	16	(386)	0	16	0	0	0	0	0	28
Equity at end of period (Previously stated [member]) at Dec. 31, 2024	[4]	60,014	2,824	19,184	0	40	40,693	0	1,814	(66)	10,054	(1,668)	(17,220)	(2,730)	7,089
Equity at end of period at Dec. 31, 2024		60,014	2,824	19,184	0	40	40,693	0	1,814	(66)	10,054	(1,668)	(17,220)	(2,730)	7,089
Changes in equity [abstract]
Comprehensive income		9,146	0	0	0	0	0	0	0	0	10,511	0	(1,651)	(330)	615
Changes in equity other than total income or expense recognized		(7,362)	(27)	(715)	0	1	5,653	0	(1,611)	(234)	(10,054)	(171)	(1)	1	(204)
Issue of equity		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Issue of preferred shares		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Issuance of other equity instruments		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Period or maturity of other issued equity instruments		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Increase (decrease) through conversion of convertible instruments, equity		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Reduction of issued capital		0	(27)	(715)	0	0	21	0	(273)	993	0	0	0	0	0
Dividends recognised as distributions to owners		(4,450)	0	0	0	0	(2,357)	0	0	0	0	(1,840)	0	0	(254)
Purchase of treasury shares		(1,995)	0	0	0	0	0	0	0	(1,995)	0	0	0	0	0
Sale or cancellation of treasury shares		794	0	0	0	0	0	0	26	768	0	0	0	0	0
Equity reclassified into financial liabilities		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Financial liabilities reclassified into equity		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Increase (decrease) through transactions with owners, equity		0	0	0	0	9	8,386	0	(9)	0	(10,054)	1,668	(1)	1	(1)
Increase (decrease) through acquisition of subsidiary, equity		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Adjustments for share-based payments		(26)	0	0	0	(26)	0	0	0	0	0	0	0	0	0
Increase (decrease) through other changes, equity		(1,685)	0	0	0	18	(398)	0	(1,355)	0	0	0	0	0	51
Equity at end of period at Dec. 31, 2025		€ 61,798	€ 2,797	€ 18,469	€ 0	€ 40	€ 46,346	€ 0	€ 203	€ (299)	€ 10,511	€ (1,840)	€ (18,871)	€ (3,059)	€ 7,500

[1]	(1) Balances as of December 31, 2022 as originally reported in the Consolidated Financial Statements for the year 2022.
[2]	(2) Effects of the application of IFRS 17 (see Note 2.2.8).
[3]	(1) Balances as of December 31, 2023 as originally reported in the Consolidated Financial Statements for the year 2023.
[4]	(1) Balances as of December 31, 2024 as originally reported in the Consolidated Financial Statements for the year 2024.